Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Since 2011, the company has retained TroyGould PC as outside corporate counsel. Sanford J. Hillsberg, the Chairman of the company, is a senior lawyer with TroyGould PC. The company incurred $553,000, $577,000, and $507,000 for services provided by TroyGould PC during the years ended December 31, 2014, 2013, and 2012, respctively. At December 31, 2014 and 2013 Galena owed $97,000 and $177,000, respectively, to TroyGould PC.